Employee Benefit Plan, Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Investment, Fair Value and NAV
The following table sets forth by level, within the fair value hierarchy, the Plan's fair value measurements at December 31, 2025 and 2024, respectively:

	December 31, 2025
($ in thousands)	Fair Value	Level 1	Level 2	Level 3
Investments measured in fair value hierarchy
Mutual funds	$446,365	$446,365	$—	$—
Collective trust funds	227,531	227,531	—	—
Total investments measured in fair value hierarchy	$673,896	$673,896	$—	$—
Total investments measured at NAV	$265,114
Total investments at fair value	$939,010

	December 31, 2024
($ in thousands)	Fair Value	Level 1	Level 2	Level 3
Investments measured in fair value hierarchy
Mutual funds	$415,221	$415,221	$—	$—
Collective trust funds	182,619	182,619	—	—
Total investments measured in fair value hierarchy	$597,840	$597,840	$—	$—
Total investments measured at NAV	$243,129
Total investments at fair value	$840,969
The following table summarizes investments for which fair value is measured using the NAV per share practical expedient as of December 31:

($ in thousands)	Fair Value		Unfunded Commitments	Redemption Frequency (If Currently Eligible)	Redemption Notice Period
	2025	2024
Collective trust funds	$224,594	$205,001	N/A	daily	one day
Associated Banc-Corp Common Stock Fund (1)	$40,520	$38,128	N/A	daily	one day
(1) This fund is designed to share in the performance of Associated Banc-Corp. The share price and return will vary according to factors affecting the Associated Banc-Corp common stock.